Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	£ 7,900	£ 10,764
Loans and advances to customers	459,857	449,745
Reverse repurchase agreements	49,476	38,771
Debt securities	14,544	15,355
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	49,476	38,771
Debt securities	11,980	10,939
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	7,892	10,764
Loans and advances to customers	455,846	439,449
Reverse repurchase agreements	0	0
Debt securities	2,400	4,200
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	7,900	10,764
Loans and advances to customers	459,857	449,745
Reverse repurchase agreements	49,476	38,771
Debt securities	14,544	15,355
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	7,892	10,764
Loans and advances to customers	455,846	439,449
Reverse repurchase agreements	49,476	38,771
Debt securities	£ 14,380	£ 15,139